FEDERATED STOCK TRUST

5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
January 5, 2009

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:         FEDERATED STOCK TRUST (the “Fund”)
1933 Act File No. 2-75756
1940 Act File No. 811-3385

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated December 31, 2008, that would have been filed under Rule 497(c), do not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Fund.  This Registration Statement was electronically filed 485(b) as Post-Effective amendment No. 43 on December 29, 2008.

If you have any questions regarding this certification, please contact me at (412) 288-8160.

Very truly yours,

/s/ C. Grant Anderson
C. Grant Anderson
Assistant Secretary